INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 16 — INCOME TAXES

Income tax benefit (provision) included in our reported net loss consisted of the following (in thousands):

Year Ended December 31,
	2021	2020	2019
Current:
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—
Total Current	—	—	—
Deferred:
Federal	—	—	—
State	—	—	—
Foreign	—	—	—
Total Deferred	—	—	—
Total income tax benefit (provision)	$—	$—	$—

The sources of loss from operations before income taxes were as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Domestic	$(111,114)	$(202,831)	$(139,654)
Foreign	(3,624)	(7,865)	(12,113)
Total loss before income taxes	$(114,738)	$(210,696)	$(151,767)

The reconciliation of the federal statutory income tax rate to our effective income tax rate is as follows:

	Year Ended December 31,
	2021	2020	2019
Income tax benefit (provision) at U.S. statutory rate	$24,095	$44,246	$31,871
Share-based compensation	1,352	—	—
Impairment	—	—	—
Change in U.S. tax rate	—	—	—
Change in valuation allowance due to change in U.S. tax rate	—	—	—
U.S. state tax	4,333	8,563	7,529
Change in valuation allowance	(29,648)	(49,802)	(38,953)
Other	(132)	(3,007)	(447)
Total income tax benefit (provision)	$—	$—	$—

Significant components of our deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2021	2020
Deferred tax assets:
Capitalized engineering costs	$59,366	$45,865
Capitalized start-up costs	15,012	16,361
Compensation and benefits	14,740	4,475
Property, plant and equipment	—	10,569
Lease liability	15,514	5,977
Net operating loss carryforwards and credits:
Federal	80,246	68,515
State	13,406	11,449
Foreign	5,687	5,242
Other, net	1,593	3,329
Deferred tax assets	205,564	171,782
Less valuation allowance	(201,366)	(171,782)
Deferred tax assets, net of valuation allowance	4,198	—

Deferred tax liabilities
Property and equipment	(4,198)	—
Net deferred tax assets	$—	$—

As of December 31, 2021, we had federal, state and international net operating loss (“NOL”) carryforwards of approximately $360.8 million, $253.7 million and $31.4 million, respectively. Approximately $270.5 million of these NOLs have an indefinite carryforward period. All other NOLs will expire between 2036 and 2037.

Due to our historical losses and other available evidence related to our ability to generate taxable income, we have established a valuation allowance to fully offset our federal, state and international deferred tax assets as of December 31, 2021 and 2020. We will continue to evaluate the realizability of our deferred tax assets in the future. The increase in the valuation allowance was approximately $29.6 million for the year ended December 31, 2021.

In addition, we experienced a Section 382 ownership change in April 2017. An analysis of the annual limitation on the utilization of our NOLs was performed in accordance with IRC Section 382. It was determined that IRC Section 382 will not materially limit the use of our NOLs over the carryover period. We will continue to monitor trading activity in our shares which could cause an additional ownership change. If the Company experiences a Section 382 ownership change, it could further affect our ability to utilize our existing NOL carryforwards.

As of December 31, 2021, the Company determined that it has no uncertain tax positions, interest or penalties as defined within ASC 740-10. The Company does not have unrecognized tax benefits. The Company does not believe that it is reasonably possible that the total unrecognized benefits will significantly increase within the next 12 months.

We are subject to tax in the U.S. and various state and foreign jurisdictions. We are not currently under audit by any taxing authority. Federal and state tax returns filed with each jurisdiction remain open to examination under the normal three-year statute of limitations.

Pursuant to ASC 740-30-25-17, the Company recognizes deferred tax liabilities associated with outside basis differences on investments in foreign subsidiaries unless the difference is considered essentially permanent in duration. As of December 31, 2021, the Company has not recorded any deferred taxes on unremitted earnings as the Company has no undistributed earnings and profits. If circumstances change in the foreseeable future and it becomes apparent that some or all of the undistributed earnings and profits will not be reinvested indefinitely, or will be remitted in the foreseeable future, a deferred tax liability will be recorded for some or all of the outside basis difference.